united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Item 1. Schedule of Investments.

Spectrum Advisors Preferred Fund
Portfolio of Investments (Unaudited)
December 31, 2015

Shares					Value
	MUTUAL FUNDS - 70.4%
	DEBT FUNDS - 10.4%
47,246	Semper MBS Total Return Fund- Institutional Class				$ 514,508

	EQUITY FUNDS - 60.0%
34,722.00	Aberdeen Small Cap Fund- Institutional Class				973,611
50,665.00	Polen Growth Fund				980,359
88,566.00	Vanguard Global Minimum Volatility Fund- Investor Class				1,000,791
					2,954,761
	TOTAL MUTUAL FUNDS
	(Cost $ 3,592,645)				3,469,269

	SHORT-TERM INVESTMENT - 19.6%
	MONEY MARKET FUND - 19.6%
964,162	Fidelity Institutional Money Market Funds - 0.28% (a)				964,162
	(Cost - $964,162)

	TOTAL INVESTMENTS - 90.0% (Cost - $4,556,807) (b)				$ 4,433,431
	OTHER ASSETS LESS LIABILITIES - 10.0%				493,657
	NET ASSETS - 100.0%				$ 4,927,088

(a) Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,556,807 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:				$ -
	Unrealized Depreciation:				(123,376)
	Net Unrealized Depreciation:				$ (123,376)

OPEN FUTURES CONTRACTS

							Unrealized
No of Contracts	Issue	Exchange		Expiration	Notional Value at December 31, 2015		Appreciation (Depreciation)

(16)	S&P E-Mini Future	Chicago Mercantile Exchange		Mar-16		$ (1,628,400)	12,275
Total							$ 12,275

TOTAL RETURN SWAPS
			Notional Amount				Unrealized
Number of			at		Termination		Appreciation/
Shares	Reference Entity		December 31, 2015	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
15,145	Harbor		1,000,000	3-Mth USD_LIBOR plus 100 bp	1/15/2016	Barclays	$ (79,172)
3,000	iShares Iboxx $High Yield Corp. Bond		242,512	1-Mth USD_LIBOR plus 30 bp	7/18/2016	CS	(787)
7,200	Powershares Senior Loan Portfolio ETF		245,340	1-Mth USD_LIBOR plus 30 bp	7/18/2016	CS	159
4,500	iShares S&P National Muni Bond		496,665	1-Mth USD_LIBOR plus 30 bp	1/15/2016	CS	1,412
Total			$ 1,984,517	.			$ (78,388)

	Barclays: Barclays Bank PLC
	CS: Credit Suisse International.
	(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited)
December 31, 2015

Shares					Value
	MUTUAL FUNDS - 43.4%
	DEBT FUNDS - 43.4%
552,504	Pimco High Yield Muni Bond- Class I				$ 4,856,507
463,371	Pimco High Yield Spectrum				4,212,043
	TOTAL MUTUAL FUNDS (Cost - $9,075,858)					9,068,550

	SHORT-TERM INVESTMENT - 36.6%
	MONEY MARKET FUND - 36.6%
7,645,775	Fidelity Institutional Money Market Funds - 0.28% (a)				7,645,775
	(Cost - $7,645,775)

	TOTAL INVESTMENTS - 80.0% (Cost - $16,721,633) (b)				$ 16,714,325
	OTHER ASSETS LESS LIABILITIES - 20.0%				4,186,813
	NET ASSETS - 100.0%				$ 20,901,138

(a) Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,721,633 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 6,508
				Unrealized Depreciation:	(13,816)
				Net Unrealized Depreciation:	$ (7,308)
TOTAL RETURN SWAPS
			Notional Amount				Unrealized
Number of			at		Termination		Appreciation/
Shares	Reference Entity		December 31, 2015	Interest Rate Payable (4)	Date	Counterparty	(Depreciation)
47,000	Powershares Senior Loan Portfolio ETF		$ 1,051,752	1-Mth USD_LIBOR plus 30 bp	12/15/2016	CS	$ 985
47,000	Powershares Senior Loan Portfolio ETF		1,054,548	1-Mth USD_LIBOR plus 30 bp	1/4/2017	CS	(1,748)
13,000	iShares Iboxx $ High Yield Corp. Bond		1,039,654	1-Mth USD_LIBOR plus 30 bp	10/15/2016	CS	7,803
12,900	iShares Iboxx $ High Yield Corp. Bond		1,042,802	1-Mth USD_LIBOR plus 30 bp	12/15/2016	CS	(3,383)
31,000	SPDR Barclays High Yield Bond ETF		1,048,609	1-Mth USD_LIBOR plus 30 bp	12/15/2016	CS	8,382
30,600	SPDR Barclays High Yield Bond ETF		1,042,695	1-Mth USD_LIBOR plus 30 bp	12/15/2016	CS	677
248,393	Nuveen High Yield Muni Bond Fund		4,250,000	3-Mth USD_LIBOR plus 100 bp	12/10/2016	Barclays	16,523
55,000	iShares S&P US Preferred Stock Index		2,110,521	1-Mth USD_LIBOR plus 30 bp	12/15/2016	CS	25,766
27,000	iShares S&P US Preferred Stock Index		1,046,657	1-Mth USD_LIBOR plus 30 bp	1/4/2017	CS	2,303
490,463	Semper MBS Total Return-INST		5,400,000	3-Mth USD_LIBOR plus 100 bp	10/16/2016	Barclays	(36,777)
Total			$ 19,087,238				$ 20,531

CENTRALLY CLEARED CREDIT DEFAULT SWAP (1)(2)(3)
						Upfront
		Notional	Interest			Premiums
Number of		Amount at	Rate	Termination		Paid	Unrealized
Shares	Reference Entity	December 31, 2015	Payable (4)	Date	Counterparty	(Received)	Appreciation
1,100	CDX HY 525 CDSI	$ 1,100,000	500 bps	12/20/2020	CS	767	$ 13,499
1,100	CDX HY 525 CDS2	$ 1,100,000	500 bps	12/20/2020	CS	1,753	$ 12,514
Total	(Sell Protection)	$ 2,200,000					$ 26,013

	Barclays: Barclays Bank PLC
	CS: Credit Suisse International.
	(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
	(2) For centrally cleared swaps, implied credit spread , represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract. When a credit event occurs as defined under the terms of the swap contract.
	(3) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY 525.
	(4) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
Spectrum Funds
Portfolio of Investments (Unaudited) (Continued)
December 31, 2015
Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available.   Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration  all relevant factors as may be appropriate under the circumstances).  If the advisor and/or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund's assets and liabilities measured at fair value:

Spectrum Funds
Portfolio of Investments (Unaudited) (Continued)
December 31, 2015
Spectrum Advisors Preferred Fund

Assets *		Level 1		Level 2	Level 3		Totals
Mutual Funds		$ 3,469,269		$ -	$ -		$ 3,469,269
Money Market Fund		964,162					964,162
Total:		$ 4,433,431		$ -	$ -		$ 4,433,431
Derivatives:
Futures Contracts		$ 12,275		$ -	$ -		$ 12,275
Swaps		$ 1,571					$ 1,571
Liabilities
Derivatives:
Swap		$ 79,959		$ -	$ -		$ 79,959

Spectrum Low Volatility Fund

Assets *		Level 1		Level 2	Level 3		Totals
Mutual Funds		$ 9,068,550		$ -	$ -		$ 9,068,550
Money Market Fund		7,645,775		-	-		7,645,775
Total:		$ 16,714,325		$ -	$ -		$ 16,714,325
Derivatives:
Swap		$ 88,452		-	-		88,452
Total:		$ 88,452		$ -	$ -		$ 88,452
Liabilities
Derivatives:
Swap		$ 41,908		$ -	$ -		$ 41,908

* Refer to the Portfolio of Investments for sector classifications.
The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

Underlying Investments in Other Investment Companies - Both the Funds currently invests a portion of its assets in Fidelity Institutional Money Market Funds, ("Fidelity").  The Fund may redeem its investment from Fidelity at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Fidelity.  The financial statements of Fidelity, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements.  As of December 31, 2015 the percentage of the Fund’s net assets invested in Fidelity by Spectrum Advisors Preferred was 19.6% and Spectrum Low Volatility was 36.6%.

Swap Contracts - The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).  Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”.  Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party.  The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Fund will typically enter into equity swap agreements in instances where the adviser or sub-adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Spectrum Funds
Portfolio of Investments (Unaudited) (Continued)
December 31, 2015
The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. The maximum pay-outs for these contracts are limited to the notional amount of each swap. The Fund collateralizes swap agreements with cash and certain securities. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 2/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Principal Executive Officer

Date 2/25/16

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer

Date 2/25/16